Provisions (Details) $ in Thousands, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)	Dec. 31, 2014 CLP ($)
Provisions
Provisions	$ 316,099	$ 194,537	$ 187,568	$ 182,832	$ 185,643
Minimum dividends
Provisions
Provisions		172,804	165,675	167,699	177,324
Contingencies
Provisions
Provisions		$ 21,733	$ 21,893	$ 15,133	$ 8,319